Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029775
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class A
Trading Symbol	NBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class A (including sales charges) ($22,887)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$9,425	$10,000	$10,000	$10,000	$10,000
02/16	$9,391	$9,997	$10,001	$10,071	$10,000
03/16	$9,874	$10,701	$10,505	$10,163	$10,531
04/16	$9,967	$10,767	$10,589	$10,202	$10,640
05/16	$10,069	$10,960	$10,660	$10,205	$10,711
06/16	$10,053	$10,982	$10,711	$10,388	$10,757
07/16	$10,357	$11,418	$11,029	$10,454	$11,091
08/16	$10,383	$11,447	$11,049	$10,442	$11,129
09/16	$10,438	$11,465	$11,076	$10,436	$11,162
10/16	$10,247	$11,217	$10,902	$10,356	$10,996
11/16	$10,351	$11,719	$11,013	$10,111	$11,113
12/16	$10,469	$11,948	$11,169	$10,125	$11,284
01/17	$10,673	$12,173	$11,341	$10,145	$11,469
02/17	$10,922	$12,625	$11,610	$10,213	$11,744
03/17	$11,009	$12,634	$11,658	$10,208	$11,795
04/17	$11,169	$12,768	$11,794	$10,287	$11,938
05/17	$11,338	$12,898	$11,948	$10,366	$12,097
06/17	$11,414	$13,015	$12,000	$10,356	$12,151
07/17	$11,670	$13,260	$12,197	$10,400	$12,358
08/17	$11,743	$13,286	$12,258	$10,493	$12,411
09/17	$11,906	$13,610	$12,418	$10,444	$12,585
10/17	$12,070	$13,907	$12,594	$10,450	$12,766
11/17	$12,281	$14,329	$12,795	$10,436	$12,966
12/17	$12,415	$14,472	$12,921	$10,484	$13,092
01/18	$12,902	$15,235	$13,323	$10,363	$13,515
02/18	$12,472	$14,674	$12,943	$10,265	$13,129
03/18	$12,326	$14,379	$12,807	$10,331	$12,980
04/18	$12,317	$14,434	$12,827	$10,254	$13,016
05/18	$12,470	$14,841	$12,991	$10,327	$13,169
06/18	$12,422	$14,938	$12,988	$10,315	$13,168
07/18	$12,682	$15,434	$13,251	$10,317	$13,443
08/18	$12,833	$15,976	$13,471	$10,383	$13,660
09/18	$12,854	$16,002	$13,462	$10,317	$13,662
10/18	$12,080	$14,824	$12,764	$10,235	$12,946
11/18	$12,181	$15,121	$12,938	$10,296	$13,108
12/18	$11,451	$13,714	$12,337	$10,485	$12,470
01/19	$12,195	$14,891	$13,045	$10,597	$13,211
02/19	$12,457	$15,414	$13,309	$10,590	$13,492
03/19	$12,616	$15,640	$13,509	$10,794	$13,686
04/19	$12,963	$16,264	$13,833	$10,797	$14,025
05/19	$12,375	$15,212	$13,358	$10,988	$13,519
06/19	$13,023	$16,280	$14,006	$11,126	$14,182
07/19	$13,066	$16,522	$14,095	$11,151	$14,271
08/19	$12,904	$16,185	$14,011	$11,440	$14,165
09/19	$13,047	$16,469	$14,162	$11,379	$14,329
10/19	$13,274	$16,824	$14,409	$11,413	$14,581
11/19	$13,566	$17,463	$14,697	$11,407	$14,872
12/19	$13,889	$17,968	$15,004	$11,399	$15,201
01/20	$13,843	$17,948	$15,033	$11,619	$15,210
02/20	$13,122	$16,478	$14,333	$11,828	$14,467
03/20	$11,626	$14,212	$13,018	$11,758	$13,039
04/20	$12,643	$16,095	$14,102	$11,967	$14,139
05/20	$13,151	$16,955	$14,572	$12,023	$14,647
06/20	$13,445	$17,343	$14,871	$12,099	$14,949
07/20	$14,000	$18,328	$15,468	$12,279	$15,570
08/20	$14,530	$19,656	$16,082	$12,180	$16,206
09/20	$14,173	$18,940	$15,731	$12,173	$15,842
10/20	$13,960	$18,531	$15,488	$12,119	$15,597
11/20	$15,189	$20,785	$16,795	$12,238	$16,958
12/20	$15,699	$21,721	$17,320	$12,255	$17,504
01/21	$15,628	$21,624	$17,246	$12,167	$17,433
02/21	$15,975	$22,300	$17,473	$11,991	$17,685
03/21	$16,300	$23,099	$17,737	$11,842	$17,972
04/21	$16,852	$24,290	$18,318	$11,935	$18,562
05/21	$16,997	$24,401	$18,462	$11,974	$18,714
06/21	$17,187	$25,002	$18,716	$12,058	$18,970
07/21	$17,278	$25,425	$18,898	$12,193	$19,159
08/21	$17,604	$26,150	$19,213	$12,170	$19,483
09/21	$17,023	$24,977	$18,630	$12,065	$18,908
10/21	$17,534	$26,666	$19,314	$12,061	$19,594
11/21	$17,167	$26,260	$19,057	$12,097	$19,310
12/21	$17,691	$27,294	$19,532	$12,066	$19,826
01/22	$17,052	$25,688	$18,696	$11,806	$18,967
02/22	$16,621	$25,041	$18,327	$11,674	$18,597
03/22	$16,646	$25,854	$18,438	$11,350	$18,729
04/22	$15,533	$23,533	$17,195	$10,919	$17,473
05/22	$15,589	$23,502	$17,239	$10,990	$17,515
06/22	$14,491	$21,536	$16,205	$10,817	$16,400
07/22	$15,338	$23,556	$17,183	$11,082	$17,428
08/22	$14,842	$22,677	$16,612	$10,768	$16,846
09/22	$13,603	$20,574	$15,338	$10,303	$15,562
10/22	$14,204	$22,261	$15,959	$10,170	$16,237
11/22	$15,038	$23,423	$16,876	$10,544	$17,161
12/22	$14,489	$22,052	$16,346	$10,496	$16,632
01/23	$15,359	$23,571	$17,282	$10,819	$17,594
02/23	$14,872	$23,020	$16,834	$10,539	$17,159
03/23	$15,299	$23,635	$17,276	$10,807	$17,592
04/23	$15,476	$23,887	$17,447	$10,873	$17,777
05/23	$15,402	$23,980	$17,323	$10,754	$17,643
06/23	$16,047	$25,618	$18,005	$10,716	$18,357
07/23	$16,413	$26,536	$18,435	$10,708	$18,810
08/23	$16,169	$26,024	$18,091	$10,640	$18,468
09/23	$15,533	$24,784	$17,413	$10,370	$17,794
10/23	$15,227	$24,127	$16,981	$10,206	$17,355
11/23	$16,328	$26,377	$18,269	$10,668	$18,672
12/23	$17,020	$27,776	$19,132	$11,076	$19,555
01/24	$17,128	$28,084	$19,190	$11,046	$19,623
02/24	$17,561	$29,604	$19,692	$10,890	$20,148
03/24	$17,978	$30,559	$20,163	$10,991	$20,635
04/24	$17,420	$29,214	$19,491	$10,713	$19,969
05/24	$18,117	$30,594	$20,151	$10,895	$20,639
06/24	$18,488	$31,542	$20,532	$10,998	$21,013
07/24	$18,741	$32,128	$20,955	$11,255	$21,448
08/24	$19,136	$32,827	$21,375	$11,416	$21,885
09/24	$19,454	$33,506	$21,783	$11,569	$22,296
10/24	$19,010	$33,260	$21,346	$11,282	$21,865
11/24	$19,660	$35,473	$22,086	$11,402	$22,614
12/24	$19,231	$34,389	$21,569	$11,215	$22,100
01/25	$19,692	$35,474	$22,083	$11,274	$22,650
02/25	$19,643	$34,794	$22,091	$11,522	$22,647
03/25	$18,994	$32,765	$21,447	$11,527	$21,981
04/25	$19,077	$32,545	$21,519	$11,572	$22,066
05/25	$19,770	$34,608	$22,291	$11,489	$22,889
06/25	$20,612	$36,366	$23,091	$11,666	$23,702
07/25	$20,903	$37,167	$23,312	$11,635	$23,926
08/25	$21,382	$38,027	$23,794	$11,774	$24,432
09/25	$21,952	$39,339	$24,424	$11,903	$25,061
10/25	$22,347	$40,183	$24,819	$11,977	$25,448
11/25	$22,450	$40,293	$24,892	$12,052	$25,532
12/25	$22,477	$40,285	$24,988	$12,034	$25,650
01/26	$22,887	$40,910	$25,433	$12,047	$26,113

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	16.22	7.93	9.28
Class A (including sales charges)Footnote Reference(a)	9.54	6.65	8.63
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,780,561,020
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 554,367
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Material Fund Change [Text Block]
C000029777
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class C
Trading Symbol	NBICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class C (including sales charges) ($22,520)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,955	$9,997	$10,001	$10,071	$10,000
03/16	$10,455	$10,701	$10,505	$10,163	$10,531
04/16	$10,553	$10,767	$10,589	$10,202	$10,640
05/16	$10,651	$10,960	$10,660	$10,205	$10,711
06/16	$10,626	$10,982	$10,711	$10,388	$10,757
07/16	$10,946	$11,418	$11,029	$10,454	$11,091
08/16	$10,964	$11,447	$11,049	$10,442	$11,129
09/16	$11,010	$11,465	$11,076	$10,436	$11,162
10/16	$10,800	$11,217	$10,902	$10,356	$10,996
11/16	$10,900	$11,719	$11,013	$10,111	$11,113
12/16	$11,031	$11,948	$11,169	$10,125	$11,284
01/17	$11,236	$12,173	$11,341	$10,145	$11,469
02/17	$11,488	$12,625	$11,610	$10,213	$11,744
03/17	$11,572	$12,634	$11,658	$10,208	$11,795
04/17	$11,731	$12,768	$11,794	$10,287	$11,938
05/17	$11,899	$12,898	$11,948	$10,366	$12,097
06/17	$11,979	$13,015	$12,000	$10,356	$12,151
07/17	$12,228	$13,260	$12,197	$10,400	$12,358
08/17	$12,304	$13,286	$12,258	$10,493	$12,411
09/17	$12,467	$13,610	$12,418	$10,444	$12,585
10/17	$12,629	$13,907	$12,594	$10,450	$12,766
11/17	$12,849	$14,329	$12,795	$10,436	$12,966
12/17	$12,975	$14,472	$12,921	$10,484	$13,092
01/18	$13,473	$15,235	$13,323	$10,363	$13,515
02/18	$13,025	$14,674	$12,943	$10,265	$13,129
03/18	$12,868	$14,379	$12,807	$10,331	$12,980
04/18	$12,848	$14,434	$12,827	$10,254	$13,016
05/18	$12,998	$14,841	$12,991	$10,327	$13,169
06/18	$12,933	$14,938	$12,988	$10,315	$13,168
07/18	$13,193	$15,434	$13,251	$10,317	$13,443
08/18	$13,349	$15,976	$13,471	$10,383	$13,660
09/18	$13,368	$16,002	$13,462	$10,317	$13,662
10/18	$12,544	$14,824	$12,764	$10,235	$12,946
11/18	$12,649	$15,121	$12,938	$10,296	$13,108
12/18	$11,879	$13,714	$12,337	$10,485	$12,470
01/19	$12,648	$14,891	$13,045	$10,597	$13,211
02/19	$12,908	$15,414	$13,309	$10,590	$13,492
03/19	$13,060	$15,640	$13,509	$10,794	$13,686
04/19	$13,407	$16,264	$13,833	$10,797	$14,025
05/19	$12,789	$15,212	$13,358	$10,988	$13,519
06/19	$13,455	$16,280	$14,006	$11,126	$14,182
07/19	$13,499	$16,522	$14,095	$11,151	$14,271
08/19	$13,322	$16,185	$14,011	$11,440	$14,165
09/19	$13,454	$16,469	$14,162	$11,379	$14,329
10/19	$13,688	$16,824	$14,409	$11,413	$14,581
11/19	$13,977	$17,463	$14,697	$11,407	$14,872
12/19	$14,294	$17,968	$15,004	$11,399	$15,201
01/20	$14,236	$17,948	$15,033	$11,619	$15,210
02/20	$13,495	$16,478	$14,333	$11,828	$14,467
03/20	$11,944	$14,212	$13,018	$11,758	$13,039
04/20	$12,986	$16,095	$14,102	$11,967	$14,139
05/20	$13,507	$16,955	$14,572	$12,023	$14,647
06/20	$13,795	$17,343	$14,871	$12,099	$14,949
07/20	$14,350	$18,328	$15,468	$12,279	$15,570
08/20	$14,892	$19,656	$16,082	$12,180	$16,206
09/20	$14,518	$18,940	$15,731	$12,173	$15,842
10/20	$14,277	$18,531	$15,488	$12,119	$15,597
11/20	$15,531	$20,785	$16,795	$12,238	$16,958
12/20	$16,048	$21,721	$17,320	$12,255	$17,504
01/21	$15,950	$21,624	$17,246	$12,167	$17,433
02/21	$16,304	$22,300	$17,473	$11,991	$17,685
03/21	$16,629	$23,099	$17,737	$11,842	$17,972
04/21	$17,180	$24,290	$18,318	$11,935	$18,562
05/21	$17,314	$24,401	$18,462	$11,974	$18,714
06/21	$17,500	$25,002	$18,716	$12,058	$18,970
07/21	$17,579	$25,425	$18,898	$12,193	$19,159
08/21	$17,897	$26,150	$19,213	$12,170	$19,483
09/21	$17,301	$24,977	$18,630	$12,065	$18,908
10/21	$17,805	$26,666	$19,314	$12,061	$19,594
11/21	$17,420	$26,260	$19,057	$12,097	$19,310
12/21	$17,944	$27,294	$19,532	$12,066	$19,826
01/22	$17,283	$25,688	$18,696	$11,806	$18,967
02/22	$16,834	$25,041	$18,327	$11,674	$18,597
03/22	$16,848	$25,854	$18,438	$11,350	$18,729
04/22	$15,710	$23,533	$17,195	$10,919	$17,473
05/22	$15,766	$23,502	$17,239	$10,990	$17,515
06/22	$14,642	$21,536	$16,205	$10,817	$16,400
07/22	$15,496	$23,556	$17,183	$11,082	$17,428
08/22	$14,981	$22,677	$16,612	$10,768	$16,846
09/22	$13,720	$20,574	$15,338	$10,303	$15,562
10/22	$14,324	$22,261	$15,959	$10,170	$16,237
11/22	$15,148	$23,423	$16,876	$10,544	$17,161
12/22	$14,583	$22,052	$16,346	$10,496	$16,632
01/23	$15,456	$23,571	$17,282	$10,819	$17,594
02/23	$14,953	$23,020	$16,834	$10,539	$17,159
03/23	$15,382	$23,635	$17,276	$10,807	$17,592
04/23	$15,546	$23,887	$17,447	$10,873	$17,777
05/23	$15,471	$23,980	$17,323	$10,754	$17,643
06/23	$16,088	$25,618	$18,005	$10,716	$18,357
07/23	$16,453	$26,536	$18,435	$10,708	$18,810
08/23	$16,194	$26,024	$18,091	$10,640	$18,468
09/23	$15,559	$24,784	$17,413	$10,370	$17,794
10/23	$15,239	$24,127	$16,981	$10,206	$17,355
11/23	$16,322	$26,377	$18,269	$10,668	$18,672
12/23	$17,012	$27,776	$19,132	$11,076	$19,555
01/24	$17,105	$28,084	$19,190	$11,046	$19,623
02/24	$17,520	$29,604	$19,692	$10,890	$20,148
03/24	$17,934	$30,559	$20,163	$10,991	$20,635
04/24	$17,364	$29,214	$19,491	$10,713	$19,969
05/24	$18,042	$30,594	$20,151	$10,895	$20,639
06/24	$18,407	$31,542	$20,532	$10,998	$21,013
07/24	$18,642	$32,128	$20,955	$11,255	$21,448
08/24	$19,019	$32,827	$21,375	$11,416	$21,885
09/24	$19,331	$33,506	$21,783	$11,569	$22,296
10/24	$18,875	$33,260	$21,346	$11,282	$21,865
11/24	$19,519	$35,473	$22,086	$11,402	$22,614
12/24	$19,074	$34,389	$21,569	$11,215	$22,100
01/25	$19,529	$35,474	$22,083	$11,274	$22,650
02/25	$19,464	$34,794	$22,091	$11,522	$22,647
03/25	$18,804	$32,765	$21,447	$11,527	$21,981
04/25	$18,869	$32,545	$21,519	$11,572	$22,066
05/25	$19,537	$34,608	$22,291	$11,489	$22,889
06/25	$20,380	$36,366	$23,091	$11,666	$23,702
07/25	$20,650	$37,167	$23,312	$11,635	$23,926
08/25	$21,105	$38,027	$23,794	$11,774	$24,432
09/25	$21,643	$39,339	$24,424	$11,903	$25,061
10/25	$22,014	$40,183	$24,819	$11,977	$25,448
11/25	$22,116	$40,293	$24,892	$12,052	$25,532
12/25	$22,135	$40,285	$24,988	$12,034	$25,650
01/26	$22,520	$40,910	$25,433	$12,047	$26,113

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	15.31	7.14	8.46
Class C (including sales charges)Footnote Reference(a)	14.31	7.14	8.46
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,780,561,020
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 554,367
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Material Fund Change [Text Block]
C000029778
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class R
Trading Symbol	CLBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class R ($23,682)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,964	$9,997	$10,001	$10,071	$10,000
03/16	$10,471	$10,701	$10,505	$10,163	$10,531
04/16	$10,569	$10,767	$10,589	$10,202	$10,640
05/16	$10,668	$10,960	$10,660	$10,205	$10,711
06/16	$10,654	$10,982	$10,711	$10,388	$10,757
07/16	$10,976	$11,418	$11,029	$10,454	$11,091
08/16	$11,004	$11,447	$11,049	$10,442	$11,129
09/16	$11,046	$11,465	$11,076	$10,436	$11,162
10/16	$10,843	$11,217	$10,902	$10,356	$10,996
11/16	$10,954	$11,719	$11,013	$10,111	$11,113
12/16	$11,081	$11,948	$11,169	$10,125	$11,284
01/17	$11,297	$12,173	$11,341	$10,145	$11,469
02/17	$11,561	$12,625	$11,610	$10,213	$11,744
03/17	$11,646	$12,634	$11,658	$10,208	$11,795
04/17	$11,815	$12,768	$11,794	$10,287	$11,938
05/17	$11,994	$12,898	$11,948	$10,366	$12,097
06/17	$12,067	$13,015	$12,000	$10,356	$12,151
07/17	$12,328	$13,260	$12,197	$10,400	$12,358
08/17	$12,406	$13,286	$12,258	$10,493	$12,411
09/17	$12,580	$13,610	$12,418	$10,444	$12,585
10/17	$12,754	$13,907	$12,594	$10,450	$12,766
11/17	$12,976	$14,329	$12,795	$10,436	$12,966
12/17	$13,110	$14,472	$12,921	$10,484	$13,092
01/18	$13,615	$15,235	$13,323	$10,363	$13,515
02/18	$13,171	$14,674	$12,943	$10,265	$13,129
03/18	$13,018	$14,379	$12,807	$10,331	$12,980
04/18	$12,998	$14,434	$12,827	$10,254	$13,016
05/18	$13,160	$14,841	$12,991	$10,327	$13,169
06/18	$13,101	$14,938	$12,988	$10,315	$13,168
07/18	$13,365	$15,434	$13,251	$10,317	$13,443
08/18	$13,524	$15,976	$13,471	$10,383	$13,660
09/18	$13,549	$16,002	$13,462	$10,317	$13,662
10/18	$12,722	$14,824	$12,764	$10,235	$12,946
11/18	$12,838	$15,121	$12,938	$10,296	$13,108
12/18	$12,061	$13,714	$12,337	$10,485	$12,470
01/19	$12,845	$14,891	$13,045	$10,597	$13,211
02/19	$13,121	$15,414	$13,309	$10,590	$13,492
03/19	$13,281	$15,640	$13,509	$10,794	$13,686
04/19	$13,635	$16,264	$13,833	$10,797	$14,025
05/19	$13,015	$15,212	$13,358	$10,988	$13,519
06/19	$13,700	$16,280	$14,006	$11,126	$14,182
07/19	$13,746	$16,522	$14,095	$11,151	$14,271
08/19	$13,576	$16,185	$14,011	$11,440	$14,165
09/19	$13,717	$16,469	$14,162	$11,379	$14,329
10/19	$13,956	$16,824	$14,409	$11,413	$14,581
11/19	$14,251	$17,463	$14,697	$11,407	$14,872
12/19	$14,594	$17,968	$15,004	$11,399	$15,201
01/20	$14,535	$17,948	$15,033	$11,619	$15,210
02/20	$13,788	$16,478	$14,333	$11,828	$14,467
03/20	$12,217	$14,212	$13,018	$11,758	$13,039
04/20	$13,274	$16,095	$14,102	$11,967	$14,139
05/20	$13,808	$16,955	$14,572	$12,023	$14,647
06/20	$14,109	$17,343	$14,871	$12,099	$14,949
07/20	$14,691	$18,328	$15,468	$12,279	$15,570
08/20	$15,248	$19,656	$16,082	$12,180	$16,206
09/20	$14,876	$18,940	$15,731	$12,173	$15,842
10/20	$14,641	$18,531	$15,488	$12,119	$15,597
11/20	$15,930	$20,785	$16,795	$12,238	$16,958
12/20	$16,469	$21,721	$17,320	$12,255	$17,504
01/21	$16,368	$21,624	$17,246	$12,167	$17,433
02/21	$16,745	$22,300	$17,473	$11,991	$17,685
03/21	$17,088	$23,099	$17,737	$11,842	$17,972
04/21	$17,642	$24,290	$18,318	$11,935	$18,562
05/21	$17,806	$24,401	$18,462	$11,974	$18,714
06/21	$17,994	$25,002	$18,716	$12,058	$18,970
07/21	$18,090	$25,425	$18,898	$12,193	$19,159
08/21	$18,432	$26,150	$19,213	$12,170	$19,483
09/21	$17,812	$24,977	$18,630	$12,065	$18,908
10/21	$18,346	$26,666	$19,314	$12,061	$19,594
11/21	$17,949	$26,260	$19,057	$12,097	$19,310
12/21	$18,499	$27,294	$19,532	$12,066	$19,826
01/22	$17,816	$25,688	$18,696	$11,806	$18,967
02/22	$17,380	$25,041	$18,327	$11,674	$18,597
03/22	$17,395	$25,854	$18,438	$11,350	$18,729
04/22	$16,216	$23,533	$17,195	$10,919	$17,473
05/22	$16,289	$23,502	$17,239	$10,990	$17,515
06/22	$15,130	$21,536	$16,205	$10,817	$16,400
07/22	$16,016	$23,556	$17,183	$11,082	$17,428
08/22	$15,497	$22,677	$16,612	$10,768	$16,846
09/22	$14,193	$20,574	$15,338	$10,303	$15,562
10/22	$14,820	$22,261	$15,959	$10,170	$16,237
11/22	$15,692	$23,423	$16,876	$10,544	$17,161
12/22	$15,108	$22,052	$16,346	$10,496	$16,632
01/23	$16,017	$23,571	$17,282	$10,819	$17,594
02/23	$15,493	$23,020	$16,834	$10,539	$17,159
03/23	$15,959	$23,635	$17,276	$10,807	$17,592
04/23	$16,129	$23,887	$17,447	$10,873	$17,777
05/23	$16,052	$23,980	$17,323	$10,754	$17,643
06/23	$16,714	$25,618	$18,005	$10,716	$18,357
07/23	$17,095	$26,536	$18,435	$10,708	$18,810
08/23	$16,841	$26,024	$18,091	$10,640	$18,468
09/23	$16,184	$24,784	$17,413	$10,370	$17,794
10/23	$15,849	$24,127	$16,981	$10,206	$17,355
11/23	$16,996	$26,377	$18,269	$10,668	$18,672
12/23	$17,707	$27,776	$19,132	$11,076	$19,555
01/24	$17,819	$28,084	$19,190	$11,046	$19,623
02/24	$18,269	$29,604	$19,692	$10,890	$20,148
03/24	$18,693	$30,559	$20,163	$10,991	$20,635
04/24	$18,113	$29,214	$19,491	$10,713	$19,969
05/24	$18,822	$30,594	$20,151	$10,895	$20,639
06/24	$19,212	$31,542	$20,532	$10,998	$21,013
07/24	$19,475	$32,128	$20,955	$11,255	$21,448
08/24	$19,870	$32,827	$21,375	$11,416	$21,885
09/24	$20,204	$33,506	$21,783	$11,569	$22,296
10/24	$19,743	$33,260	$21,346	$11,282	$21,865
11/24	$20,419	$35,473	$22,086	$11,402	$22,614
12/24	$19,960	$34,389	$21,569	$11,215	$22,100
01/25	$20,439	$35,474	$22,083	$11,274	$22,650
02/25	$20,388	$34,794	$22,091	$11,522	$22,647
03/25	$19,702	$32,765	$21,447	$11,527	$21,981
04/25	$19,787	$32,545	$21,519	$11,572	$22,066
05/25	$20,490	$34,608	$22,291	$11,489	$22,889
06/25	$21,368	$36,366	$23,091	$11,666	$23,702
07/25	$21,670	$37,167	$23,312	$11,635	$23,926
08/25	$22,150	$38,027	$23,794	$11,774	$24,432
09/25	$22,745	$39,339	$24,424	$11,903	$25,061
10/25	$23,136	$40,183	$24,819	$11,977	$25,448
11/25	$23,243	$40,293	$24,892	$12,052	$25,532
12/25	$23,275	$40,285	$24,988	$12,034	$25,650
01/26	$23,682	$40,910	$25,433	$12,047	$26,113

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	15.86	7.67	9.00
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,780,561,020
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 554,367
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Material Fund Change [Text Block]
C000251871
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Class S
Trading Symbol	NBGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Class S ($24,354)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,964	$9,997	$10,001	$10,071	$10,000
03/16	$10,476	$10,701	$10,505	$10,163	$10,531
04/16	$10,575	$10,767	$10,589	$10,202	$10,640
05/16	$10,683	$10,960	$10,660	$10,205	$10,711
06/16	$10,666	$10,982	$10,711	$10,388	$10,757
07/16	$10,989	$11,418	$11,029	$10,454	$11,091
08/16	$11,016	$11,447	$11,049	$10,442	$11,129
09/16	$11,075	$11,465	$11,076	$10,436	$11,162
10/16	$10,872	$11,217	$10,902	$10,356	$10,996
11/16	$10,982	$11,719	$11,013	$10,111	$11,113
12/16	$11,107	$11,948	$11,169	$10,125	$11,284
01/17	$11,324	$12,173	$11,341	$10,145	$11,469
02/17	$11,588	$12,625	$11,610	$10,213	$11,744
03/17	$11,680	$12,634	$11,658	$10,208	$11,795
04/17	$11,850	$12,768	$11,794	$10,287	$11,938
05/17	$12,030	$12,898	$11,948	$10,366	$12,097
06/17	$12,110	$13,015	$12,000	$10,356	$12,151
07/17	$12,381	$13,260	$12,197	$10,400	$12,358
08/17	$12,459	$13,286	$12,258	$10,493	$12,411
09/17	$12,632	$13,610	$12,418	$10,444	$12,585
10/17	$12,806	$13,907	$12,594	$10,450	$12,766
11/17	$13,030	$14,329	$12,795	$10,436	$12,966
12/17	$13,172	$14,472	$12,921	$10,484	$13,092
01/18	$13,689	$15,235	$13,323	$10,363	$13,515
02/18	$13,233	$14,674	$12,943	$10,265	$13,129
03/18	$13,078	$14,379	$12,807	$10,331	$12,980
04/18	$13,068	$14,434	$12,827	$10,254	$13,016
05/18	$13,230	$14,841	$12,991	$10,327	$13,169
06/18	$13,179	$14,938	$12,988	$10,315	$13,168
07/18	$13,456	$15,434	$13,251	$10,317	$13,443
08/18	$13,615	$15,976	$13,471	$10,383	$13,660
09/18	$13,638	$16,002	$13,462	$10,317	$13,662
10/18	$12,817	$14,824	$12,764	$10,235	$12,946
11/18	$12,924	$15,121	$12,938	$10,296	$13,108
12/18	$12,150	$13,714	$12,337	$10,485	$12,470
01/19	$12,939	$14,891	$13,045	$10,597	$13,211
02/19	$13,217	$15,414	$13,309	$10,590	$13,492
03/19	$13,386	$15,640	$13,509	$10,794	$13,686
04/19	$13,753	$16,264	$13,833	$10,797	$14,025
05/19	$13,129	$15,212	$13,358	$10,988	$13,519
06/19	$13,817	$16,280	$14,006	$11,126	$14,182
07/19	$13,863	$16,522	$14,095	$11,151	$14,271
08/19	$13,691	$16,185	$14,011	$11,440	$14,165
09/19	$13,842	$16,469	$14,162	$11,379	$14,329
10/19	$14,083	$16,824	$14,409	$11,413	$14,581
11/19	$14,393	$17,463	$14,697	$11,407	$14,872
12/19	$14,736	$17,968	$15,004	$11,399	$15,201
01/20	$14,688	$17,948	$15,033	$11,619	$15,210
02/20	$13,922	$16,478	$14,333	$11,828	$14,467
03/20	$12,335	$14,212	$13,018	$11,758	$13,039
04/20	$13,414	$16,095	$14,102	$11,967	$14,139
05/20	$13,953	$16,955	$14,572	$12,023	$14,647
06/20	$14,265	$17,343	$14,871	$12,099	$14,949
07/20	$14,853	$18,328	$15,468	$12,279	$15,570
08/20	$15,416	$19,656	$16,082	$12,180	$16,206
09/20	$15,037	$18,940	$15,731	$12,173	$15,842
10/20	$14,812	$18,531	$15,488	$12,119	$15,597
11/20	$16,115	$20,785	$16,795	$12,238	$16,958
12/20	$16,657	$21,721	$17,320	$12,255	$17,504
01/21	$16,581	$21,624	$17,246	$12,167	$17,433
02/21	$16,949	$22,300	$17,473	$11,991	$17,685
03/21	$17,294	$23,099	$17,737	$11,842	$17,972
04/21	$17,880	$24,290	$18,318	$11,935	$18,562
05/21	$18,033	$24,401	$18,462	$11,974	$18,714
06/21	$18,235	$25,002	$18,716	$12,058	$18,970
07/21	$18,332	$25,425	$18,898	$12,193	$19,159
08/21	$18,678	$26,150	$19,213	$12,170	$19,483
09/21	$18,062	$24,977	$18,630	$12,065	$18,908
10/21	$18,603	$26,666	$19,314	$12,061	$19,594
11/21	$18,214	$26,260	$19,057	$12,097	$19,310
12/21	$18,770	$27,294	$19,532	$12,066	$19,826
01/22	$18,092	$25,688	$18,696	$11,806	$18,967
02/22	$17,635	$25,041	$18,327	$11,674	$18,597
03/22	$17,662	$25,854	$18,438	$11,350	$18,729
04/22	$16,480	$23,533	$17,195	$10,919	$17,473
05/22	$16,539	$23,502	$17,239	$10,990	$17,515
06/22	$15,375	$21,536	$16,205	$10,817	$16,400
07/22	$16,274	$23,556	$17,183	$11,082	$17,428
08/22	$15,747	$22,677	$16,612	$10,768	$16,846
09/22	$14,433	$20,574	$15,338	$10,303	$15,562
10/22	$15,070	$22,261	$15,959	$10,170	$16,237
11/22	$15,955	$23,423	$16,876	$10,544	$17,161
12/22	$15,372	$22,052	$16,346	$10,496	$16,632
01/23	$16,296	$23,571	$17,282	$10,819	$17,594
02/23	$15,779	$23,020	$16,834	$10,539	$17,159
03/23	$16,232	$23,635	$17,276	$10,807	$17,592
04/23	$16,420	$23,887	$17,447	$10,873	$17,777
05/23	$16,342	$23,980	$17,323	$10,754	$17,643
06/23	$17,026	$25,618	$18,005	$10,716	$18,357
07/23	$17,414	$26,536	$18,435	$10,708	$18,810
08/23	$17,155	$26,024	$18,091	$10,640	$18,468
09/23	$16,481	$24,784	$17,413	$10,370	$17,794
10/23	$16,156	$24,127	$16,981	$10,206	$17,355
11/23	$17,324	$26,377	$18,269	$10,668	$18,672
12/23	$18,058	$27,776	$19,132	$11,076	$19,555
01/24	$18,173	$28,084	$19,190	$11,046	$19,623
02/24	$18,631	$29,604	$19,692	$10,890	$20,148
03/24	$19,074	$30,559	$20,163	$10,991	$20,635
04/24	$18,482	$29,214	$19,491	$10,713	$19,969
05/24	$19,222	$30,594	$20,151	$10,895	$20,639
06/24	$19,615	$31,542	$20,532	$10,998	$21,013
07/24	$19,884	$32,128	$20,955	$11,255	$21,448
08/24	$20,303	$32,827	$21,375	$11,416	$21,885
09/24	$20,640	$33,506	$21,783	$11,569	$22,296
10/24	$20,168	$33,260	$21,346	$11,282	$21,865
11/24	$20,860	$35,473	$22,086	$11,402	$22,614
12/24	$20,417	$34,389	$21,569	$11,215	$22,100
01/25	$20,909	$35,474	$22,083	$11,274	$22,650
02/25	$20,873	$34,794	$22,091	$11,522	$22,647
03/25	$20,160	$32,765	$21,447	$11,527	$21,981
04/25	$20,266	$32,545	$21,519	$11,572	$22,066
05/25	$21,004	$34,608	$22,291	$11,489	$22,889
06/25	$21,915	$36,366	$23,091	$11,666	$23,702
07/25	$22,225	$37,167	$23,312	$11,635	$23,926
08/25	$22,737	$38,027	$23,794	$11,774	$24,432
09/25	$23,340	$39,339	$24,424	$11,903	$25,061
10/25	$23,762	$40,183	$24,819	$11,977	$25,448
11/25	$23,890	$40,293	$24,892	$12,052	$25,532
12/25	$23,916	$40,285	$24,988	$12,034	$25,650
01/26	$24,354	$40,910	$25,433	$12,047	$26,113

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	16.48	7.99	9.31
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,780,561,020
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 554,367
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Material Fund Change [Text Block]
C000129843
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional 3 Class
Trading Symbol	CPHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Institutional 3 Class ($25,118)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,964	$9,997	$10,001	$10,071	$10,000
03/16	$10,484	$10,701	$10,505	$10,163	$10,531
04/16	$10,584	$10,767	$10,589	$10,202	$10,640
05/16	$10,693	$10,960	$10,660	$10,205	$10,711
06/16	$10,678	$10,982	$10,711	$10,388	$10,757
07/16	$11,014	$11,418	$11,029	$10,454	$11,091
08/16	$11,042	$11,447	$11,049	$10,442	$11,129
09/16	$11,104	$11,465	$11,076	$10,436	$11,162
10/16	$10,897	$11,217	$10,902	$10,356	$10,996
11/16	$11,010	$11,719	$11,013	$10,111	$11,113
12/16	$11,148	$11,948	$11,169	$10,125	$11,284
01/17	$11,368	$12,173	$11,341	$10,145	$11,469
02/17	$11,637	$12,625	$11,610	$10,213	$11,744
03/17	$11,732	$12,634	$11,658	$10,208	$11,795
04/17	$11,905	$12,768	$11,794	$10,287	$11,938
05/17	$12,088	$12,898	$11,948	$10,366	$12,097
06/17	$12,181	$13,015	$12,000	$10,356	$12,151
07/17	$12,448	$13,260	$12,197	$10,400	$12,358
08/17	$12,537	$13,286	$12,258	$10,493	$12,411
09/17	$12,704	$13,610	$12,418	$10,444	$12,585
10/17	$12,892	$13,907	$12,594	$10,450	$12,766
11/17	$13,120	$14,329	$12,795	$10,436	$12,966
12/17	$13,267	$14,472	$12,921	$10,484	$13,092
01/18	$13,786	$15,235	$13,323	$10,363	$13,515
02/18	$13,340	$14,674	$12,943	$10,265	$13,129
03/18	$13,183	$14,379	$12,807	$10,331	$12,980
04/18	$13,183	$14,434	$12,827	$10,254	$13,016
05/18	$13,349	$14,841	$12,991	$10,327	$13,169
06/18	$13,287	$14,938	$12,988	$10,315	$13,168
07/18	$13,571	$15,434	$13,251	$10,317	$13,443
08/18	$13,745	$15,976	$13,471	$10,383	$13,660
09/18	$13,770	$16,002	$13,462	$10,317	$13,662
10/18	$12,938	$14,824	$12,764	$10,235	$12,946
11/18	$13,059	$15,121	$12,938	$10,296	$13,108
12/18	$12,277	$13,714	$12,337	$10,485	$12,470
01/19	$13,077	$14,891	$13,045	$10,597	$13,211
02/19	$13,362	$15,414	$13,309	$10,590	$13,492
03/19	$13,536	$15,640	$13,509	$10,794	$13,686
04/19	$13,914	$16,264	$13,833	$10,797	$14,025
05/19	$13,284	$15,212	$13,358	$10,988	$13,519
06/19	$13,992	$16,280	$14,006	$11,126	$14,182
07/19	$14,039	$16,522	$14,095	$11,151	$14,271
08/19	$13,874	$16,185	$14,011	$11,440	$14,165
09/19	$14,019	$16,469	$14,162	$11,379	$14,329
10/19	$14,267	$16,824	$14,409	$11,413	$14,581
11/19	$14,586	$17,463	$14,697	$11,407	$14,872
12/19	$14,940	$17,968	$15,004	$11,399	$15,201
01/20	$14,890	$17,948	$15,033	$11,619	$15,210
02/20	$14,125	$16,478	$14,333	$11,828	$14,467
03/20	$12,523	$14,212	$13,018	$11,758	$13,039
04/20	$13,614	$16,095	$14,102	$11,967	$14,139
05/20	$14,171	$16,955	$14,572	$12,023	$14,647
06/20	$14,493	$17,343	$14,871	$12,099	$14,949
07/20	$15,089	$18,328	$15,468	$12,279	$15,570
08/20	$15,672	$19,656	$16,082	$12,180	$16,206
09/20	$15,293	$18,940	$15,731	$12,173	$15,842
10/20	$15,059	$18,531	$15,488	$12,119	$15,597
11/20	$16,396	$20,785	$16,795	$12,238	$16,958
12/20	$16,959	$21,721	$17,320	$12,255	$17,504
01/21	$16,867	$21,624	$17,246	$12,167	$17,433
02/21	$17,262	$22,300	$17,473	$11,991	$17,685
03/21	$17,621	$23,099	$17,737	$11,842	$17,972
04/21	$18,203	$24,290	$18,318	$11,935	$18,562
05/21	$18,375	$24,401	$18,462	$11,974	$18,714
06/21	$18,572	$25,002	$18,716	$12,058	$18,970
07/21	$18,687	$25,425	$18,898	$12,193	$19,159
08/21	$19,048	$26,150	$19,213	$12,170	$19,483
09/21	$18,422	$24,977	$18,630	$12,065	$18,908
10/21	$18,972	$26,666	$19,314	$12,061	$19,594
11/21	$18,581	$26,260	$19,057	$12,097	$19,310
12/21	$19,162	$27,294	$19,532	$12,066	$19,826
01/22	$18,470	$25,688	$18,696	$11,806	$18,967
02/22	$18,008	$25,041	$18,327	$11,674	$18,597
03/22	$18,036	$25,854	$18,438	$11,350	$18,729
04/22	$16,832	$23,533	$17,195	$10,919	$17,473
05/22	$16,910	$23,502	$17,239	$10,990	$17,515
06/22	$15,723	$21,536	$16,205	$10,817	$16,400
07/22	$16,648	$23,556	$17,183	$11,082	$17,428
08/22	$16,112	$22,677	$16,612	$10,768	$16,846
09/22	$14,766	$20,574	$15,338	$10,303	$15,562
10/22	$15,434	$22,261	$15,959	$10,170	$16,237
11/22	$16,329	$23,423	$16,876	$10,544	$17,161
12/22	$15,748	$22,052	$16,346	$10,496	$16,632
01/23	$16,700	$23,571	$17,282	$10,819	$17,594
02/23	$16,158	$23,020	$16,834	$10,539	$17,159
03/23	$16,647	$23,635	$17,276	$10,807	$17,592
04/23	$16,845	$23,887	$17,447	$10,873	$17,777
05/23	$16,763	$23,980	$17,323	$10,754	$17,643
06/23	$17,463	$25,618	$18,005	$10,716	$18,357
07/23	$17,871	$26,536	$18,435	$10,708	$18,810
08/23	$17,616	$26,024	$18,091	$10,640	$18,468
09/23	$16,922	$24,784	$17,413	$10,370	$17,794
10/23	$16,598	$24,127	$16,981	$10,206	$17,355
11/23	$17,793	$26,377	$18,269	$10,668	$18,672
12/23	$18,564	$27,776	$19,132	$11,076	$19,555
01/24	$18,685	$28,084	$19,190	$11,046	$19,623
02/24	$19,151	$29,604	$19,692	$10,890	$20,148
03/24	$19,617	$30,559	$20,163	$10,991	$20,635
04/24	$19,027	$29,214	$19,491	$10,713	$19,969
05/24	$19,773	$30,594	$20,151	$10,895	$20,639
06/24	$20,186	$31,542	$20,532	$10,998	$21,013
07/24	$20,470	$32,128	$20,955	$11,255	$21,448
08/24	$20,913	$32,827	$21,375	$11,416	$21,885
09/24	$21,251	$33,506	$21,783	$11,569	$22,296
10/24	$20,788	$33,260	$21,346	$11,282	$21,865
11/24	$21,500	$35,473	$22,086	$11,402	$22,614
12/24	$21,038	$34,389	$21,569	$11,215	$22,100
01/25	$21,556	$35,474	$22,083	$11,274	$22,650
02/25	$21,500	$34,794	$22,091	$11,522	$22,647
03/25	$20,789	$32,765	$21,447	$11,527	$21,981
04/25	$20,900	$32,545	$21,519	$11,572	$22,066
05/25	$21,643	$34,608	$22,291	$11,489	$22,889
06/25	$22,589	$36,366	$23,091	$11,666	$23,702
07/25	$22,917	$37,167	$23,312	$11,635	$23,926
08/25	$23,438	$38,027	$23,794	$11,774	$24,432
09/25	$24,061	$39,339	$24,424	$11,903	$25,061
10/25	$24,507	$40,183	$24,819	$11,977	$25,448
11/25	$24,642	$40,293	$24,892	$12,052	$25,532
12/25	$24,675	$40,285	$24,988	$12,034	$25,650
01/26	$25,118	$40,910	$25,433	$12,047	$26,113

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	16.53	8.29	9.65
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,780,561,020
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 554,367
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Material Fund Change [Text Block]
C000029779
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Aggressive Portfolio
Class Name	Institutional Class
Trading Symbol	NBGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund’s blended benchmark supported results, driven primarily through an overweight to international equity. An out-of-benchmark exposure to commodities also aided results. An underweight to core fixed income contributed positively to the Fund’s relative performance. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund's overweight to high yield versus its benchmark detracted from relative performance, despite the positive impact of the Fund’s style decisions within high yield.

Selection | Weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Aggressive Portfolio Institutional Class ($24,916)	Russell 3000® Index ($40,910)	50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)	Bloomberg U.S. Aggregate Bond Index ($12,047)	49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$9,973	$9,997	$10,001	$10,071	$10,000
03/16	$10,484	$10,701	$10,505	$10,163	$10,531
04/16	$10,592	$10,767	$10,589	$10,202	$10,640
05/16	$10,691	$10,960	$10,660	$10,205	$10,711
06/16	$10,681	$10,982	$10,711	$10,388	$10,757
07/16	$11,004	$11,418	$11,029	$10,454	$11,091
08/16	$11,041	$11,447	$11,049	$10,442	$11,129
09/16	$11,097	$11,465	$11,076	$10,436	$11,162
10/16	$10,894	$11,217	$10,902	$10,356	$10,996
11/16	$11,005	$11,719	$11,013	$10,111	$11,113
12/16	$11,137	$11,948	$11,169	$10,125	$11,284
01/17	$11,355	$12,173	$11,341	$10,145	$11,469
02/17	$11,620	$12,625	$11,610	$10,213	$11,744
03/17	$11,719	$12,634	$11,658	$10,208	$11,795
04/17	$11,890	$12,768	$11,794	$10,287	$11,938
05/17	$12,071	$12,898	$11,948	$10,366	$12,097
06/17	$12,159	$13,015	$12,000	$10,356	$12,151
07/17	$12,422	$13,260	$12,197	$10,400	$12,358
08/17	$12,510	$13,286	$12,258	$10,493	$12,411
09/17	$12,682	$13,610	$12,418	$10,444	$12,585
10/17	$12,868	$13,907	$12,594	$10,450	$12,766
11/17	$13,092	$14,329	$12,795	$10,436	$12,966
12/17	$13,234	$14,472	$12,921	$10,484	$13,092
01/18	$13,754	$15,235	$13,323	$10,363	$13,515
02/18	$13,305	$14,674	$12,943	$10,265	$13,129
03/18	$13,158	$14,379	$12,807	$10,331	$12,980
04/18	$13,147	$14,434	$12,827	$10,254	$13,016
05/18	$13,311	$14,841	$12,991	$10,327	$13,169
06/18	$13,258	$14,938	$12,988	$10,315	$13,168
07/18	$13,536	$15,434	$13,251	$10,317	$13,443
08/18	$13,708	$15,976	$13,471	$10,383	$13,660
09/18	$13,739	$16,002	$13,462	$10,317	$13,662
10/18	$12,900	$14,824	$12,764	$10,235	$12,946
11/18	$13,019	$15,121	$12,938	$10,296	$13,108
12/18	$12,236	$13,714	$12,337	$10,485	$12,470
01/19	$13,044	$14,891	$13,045	$10,597	$13,211
02/19	$13,324	$15,414	$13,309	$10,590	$13,492
03/19	$13,492	$15,640	$13,509	$10,794	$13,686
04/19	$13,863	$16,264	$13,833	$10,797	$14,025
05/19	$13,233	$15,212	$13,358	$10,988	$13,519
06/19	$13,936	$16,280	$14,006	$11,126	$14,182
07/19	$13,994	$16,522	$14,095	$11,151	$14,271
08/19	$13,820	$16,185	$14,011	$11,440	$14,165
09/19	$13,970	$16,469	$14,162	$11,379	$14,329
10/19	$14,214	$16,824	$14,409	$11,413	$14,581
11/19	$14,527	$17,463	$14,697	$11,407	$14,872
12/19	$14,883	$17,968	$15,004	$11,399	$15,201
01/20	$14,835	$17,948	$15,033	$11,619	$15,210
02/20	$14,072	$16,478	$14,333	$11,828	$14,467
03/20	$12,473	$14,212	$13,018	$11,758	$13,039
04/20	$13,554	$16,095	$14,102	$11,967	$14,139
05/20	$14,113	$16,955	$14,572	$12,023	$14,647
06/20	$14,426	$17,343	$14,871	$12,099	$14,949
07/20	$15,022	$18,328	$15,468	$12,279	$15,570
08/20	$15,606	$19,656	$16,082	$12,180	$16,206
09/20	$15,218	$18,940	$15,731	$12,173	$15,842
10/20	$14,989	$18,531	$15,488	$12,119	$15,597
11/20	$16,312	$20,785	$16,795	$12,238	$16,958
12/20	$16,872	$21,721	$17,320	$12,255	$17,504
01/21	$16,794	$21,624	$17,246	$12,167	$17,433
02/21	$17,181	$22,300	$17,473	$11,991	$17,685
03/21	$17,529	$23,099	$17,737	$11,842	$17,972
04/21	$18,112	$24,290	$18,318	$11,935	$18,562
05/21	$18,280	$24,401	$18,462	$11,974	$18,714
06/21	$18,483	$25,002	$18,716	$12,058	$18,970
07/21	$18,596	$25,425	$18,898	$12,193	$19,159
08/21	$18,948	$26,150	$19,213	$12,170	$19,483
09/21	$18,333	$24,977	$18,630	$12,065	$18,908
10/21	$18,870	$26,666	$19,314	$12,061	$19,594
11/21	$18,489	$26,260	$19,057	$12,097	$19,310
12/21	$19,052	$27,294	$19,532	$12,066	$19,826
01/22	$18,361	$25,688	$18,696	$11,806	$18,967
02/22	$17,911	$25,041	$18,327	$11,674	$18,597
03/22	$17,934	$25,854	$18,438	$11,350	$18,729
04/22	$16,730	$23,533	$17,195	$10,919	$17,473
05/22	$16,821	$23,502	$17,239	$10,990	$17,515
06/22	$15,630	$21,536	$16,205	$10,817	$16,400
07/22	$16,546	$23,556	$17,183	$11,082	$17,428
08/22	$16,009	$22,677	$16,612	$10,768	$16,846
09/22	$14,679	$20,574	$15,338	$10,303	$15,562
10/22	$15,329	$22,261	$15,959	$10,170	$16,237
11/22	$16,233	$23,423	$16,876	$10,544	$17,161
12/22	$15,647	$22,052	$16,346	$10,496	$16,632
01/23	$16,590	$23,571	$17,282	$10,819	$17,594
02/23	$16,063	$23,020	$16,834	$10,539	$17,159
03/23	$16,535	$23,635	$17,276	$10,807	$17,592
04/23	$16,728	$23,887	$17,447	$10,873	$17,777
05/23	$16,647	$23,980	$17,323	$10,754	$17,643
06/23	$17,341	$25,618	$18,005	$10,716	$18,357
07/23	$17,754	$26,536	$18,435	$10,708	$18,810
08/23	$17,489	$26,024	$18,091	$10,640	$18,468
09/23	$16,811	$24,784	$17,413	$10,370	$17,794
10/23	$16,479	$24,127	$16,981	$10,206	$17,355
11/23	$17,674	$26,377	$18,269	$10,668	$18,672
12/23	$18,419	$27,776	$19,132	$11,076	$19,555
01/24	$18,536	$28,084	$19,190	$11,046	$19,623
02/24	$19,023	$29,604	$19,692	$10,890	$20,148
03/24	$19,471	$30,559	$20,163	$10,991	$20,635
04/24	$18,882	$29,214	$19,491	$10,713	$19,969
05/24	$19,623	$30,594	$20,151	$10,895	$20,639
06/24	$20,037	$31,542	$20,532	$10,998	$21,013
07/24	$20,313	$32,128	$20,955	$11,255	$21,448
08/24	$20,743	$32,827	$21,375	$11,416	$21,885
09/24	$21,084	$33,506	$21,783	$11,569	$22,296
10/24	$20,618	$33,260	$21,346	$11,282	$21,865
11/24	$21,343	$35,473	$22,086	$11,402	$22,614
12/24	$20,872	$34,389	$21,569	$11,215	$22,100
01/25	$21,374	$35,474	$22,083	$11,274	$22,650
02/25	$21,339	$34,794	$22,091	$11,522	$22,647
03/25	$20,627	$32,765	$21,447	$11,527	$21,981
04/25	$20,717	$32,545	$21,519	$11,572	$22,066
05/25	$21,472	$34,608	$22,291	$11,489	$22,889
06/25	$22,403	$36,366	$23,091	$11,666	$23,702
07/25	$22,720	$37,167	$23,312	$11,635	$23,926
08/25	$23,243	$38,027	$23,794	$11,774	$24,432
09/25	$23,860	$39,339	$24,424	$11,903	$25,061
10/25	$24,291	$40,183	$24,819	$11,977	$25,448
11/25	$24,422	$40,293	$24,892	$12,052	$25,532
12/25	$24,468	$40,285	$24,988	$12,034	$25,650
01/26	$24,916	$40,910	$25,433	$12,047	$26,113

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	16.57	8.21	9.56
Russell 3000® Index	15.32	13.60	15.13
50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net)	15.17	8.08	9.78
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net)	15.29	8.42	10.07

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,780,561,020
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 554,367
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,780,561,020
Total number of portfolio holdings	39
Management services fees (represents 0.03% of Fund average net assets)	$554,367
Portfolio turnover for the reporting period	22%

Holdings [Text Block]	Asset Categories
Table Summary
Equity Funds	62.3%
Fixed Income Funds	31.3%
Exchange-Traded Equity Funds	2.8%
Money Market Funds	2.0%
Alternative Strategies Funds	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	15.5%
Columbia Contrarian Core Fund, Institutional 3 Class	12.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	12.3%
Columbia Cornerstone Growth Fund, Institutional 3 Class	11.6%
Columbia Intrinsic Value Fund, Institutional 3 Class	11.1%
Columbia Overseas Core Fund, Institutional 3 Class	10.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	5.2%
Columbia High Yield Bond Fund, Institutional 3 Class	3.5%
Columbia Quality Income Fund, Institutional 3 Class	3.4%
Columbia Research Enhanced Emerging Economies ETF	2.8%

Material Fund Change [Text Block]
C000029869
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class A
Trading Symbol	NLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Class A (including sales charges) ($16,699)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$9,424	$10,000	$10,000	$10,000	$10,000
02/16	$9,424	$10,071	$10,027	$9,997	$10,025
03/16	$9,775	$10,163	$10,374	$10,701	$10,338
04/16	$9,858	$10,202	$10,442	$10,767	$10,422
05/16	$9,905	$10,205	$10,483	$10,960	$10,467
06/16	$9,942	$10,388	$10,585	$10,982	$10,549
07/16	$10,133	$10,454	$10,805	$11,418	$10,756
08/16	$10,152	$10,442	$10,813	$11,447	$10,768
09/16	$10,170	$10,436	$10,827	$11,465	$10,784
10/16	$10,046	$10,356	$10,692	$11,217	$10,659
11/16	$10,027	$10,111	$10,655	$11,719	$10,622
12/16	$10,116	$10,125	$10,754	$11,948	$10,726
01/17	$10,222	$10,145	$10,866	$12,173	$10,826
02/17	$10,376	$10,213	$11,051	$12,625	$10,992
03/17	$10,423	$10,208	$11,079	$12,634	$11,017
04/17	$10,539	$10,287	$11,193	$12,768	$11,126
05/17	$10,665	$10,366	$11,318	$12,898	$11,244
06/17	$10,686	$10,356	$11,343	$13,015	$11,264
07/17	$10,823	$10,400	$11,478	$13,260	$11,381
08/17	$10,891	$10,493	$11,553	$13,286	$11,443
09/17	$10,966	$10,444	$11,624	$13,610	$11,516
10/17	$11,044	$10,450	$11,728	$13,907	$11,604
11/17	$11,142	$10,436	$11,836	$14,329	$11,697
12/17	$11,226	$10,484	$11,929	$14,472	$11,777
01/18	$11,427	$10,363	$12,105	$15,235	$11,920
02/18	$11,156	$10,265	$11,848	$14,674	$11,691
03/18	$11,118	$10,331	$11,800	$14,379	$11,650
04/18	$11,098	$10,254	$11,779	$14,434	$11,641
05/18	$11,188	$10,327	$11,899	$14,841	$11,750
06/18	$11,154	$10,315	$11,890	$14,938	$11,752
07/18	$11,299	$10,317	$12,038	$15,434	$11,888
08/18	$11,392	$10,383	$12,186	$15,976	$12,023
09/18	$11,387	$10,317	$12,151	$16,002	$11,999
10/18	$10,980	$10,235	$11,725	$14,824	$11,623
11/18	$11,032	$10,296	$11,850	$15,121	$11,717
12/18	$10,708	$10,485	$11,599	$13,714	$11,492
01/19	$11,128	$10,597	$12,055	$14,891	$11,908
02/19	$11,267	$10,590	$12,201	$15,414	$12,051
03/19	$11,407	$10,794	$12,403	$15,640	$12,238
04/19	$11,580	$10,797	$12,586	$16,264	$12,407
05/19	$11,364	$10,988	$12,407	$15,212	$12,262
06/19	$11,726	$11,126	$12,836	$16,280	$12,650
07/19	$11,758	$11,151	$12,895	$16,522	$12,705
08/19	$11,769	$11,440	$12,975	$16,185	$12,794
09/19	$11,824	$11,379	$13,035	$16,469	$12,851
10/19	$11,945	$11,413	$13,192	$16,824	$12,988
11/19	$12,077	$11,407	$13,348	$17,463	$13,129
12/19	$12,209	$11,399	$13,518	$17,968	$13,274
01/20	$12,298	$11,619	$13,631	$17,948	$13,388
02/20	$12,007	$11,828	$13,335	$16,478	$13,120
03/20	$11,093	$11,758	$12,552	$14,212	$12,383
04/20	$11,712	$11,967	$13,275	$16,095	$13,030
05/20	$12,027	$12,023	$13,569	$16,955	$13,322
06/20	$12,229	$12,099	$13,776	$17,343	$13,494
07/20	$12,553	$12,279	$14,194	$18,328	$13,862
08/20	$12,796	$12,180	$14,493	$19,656	$14,131
09/20	$12,602	$12,173	$14,297	$18,940	$13,954
10/20	$12,439	$12,119	$14,136	$18,531	$13,794
11/20	$13,112	$12,238	$14,925	$20,785	$14,522
12/20	$13,402	$12,255	$15,222	$21,721	$14,777
01/21	$13,343	$12,167	$15,141	$21,624	$14,689
02/21	$13,450	$11,991	$15,178	$22,300	$14,722
03/21	$13,608	$11,842	$15,243	$23,099	$14,789
04/21	$13,881	$11,935	$15,594	$24,290	$15,100
05/21	$13,976	$11,974	$15,692	$24,401	$15,191
06/21	$14,075	$12,058	$15,863	$25,002	$15,342
07/21	$14,211	$12,193	$16,022	$25,425	$15,517
08/21	$14,372	$12,170	$16,173	$26,150	$15,644
09/21	$14,048	$12,065	$15,819	$24,977	$15,346
10/21	$14,246	$12,061	$16,169	$26,666	$15,646
11/21	$14,110	$12,097	$16,052	$26,260	$15,537
12/21	$14,368	$12,066	$16,282	$27,294	$15,759
01/22	$13,941	$11,806	$15,721	$25,688	$15,242
02/22	$13,695	$11,674	$15,463	$25,041	$15,016
03/22	$13,531	$11,350	$15,351	$25,854	$14,912
04/22	$12,817	$10,919	$14,493	$23,533	$14,140
05/22	$12,882	$10,990	$14,553	$23,502	$14,197
06/22	$12,255	$10,817	$13,928	$21,536	$13,603
07/22	$12,797	$11,082	$14,570	$23,556	$14,218
08/22	$12,431	$10,768	$14,114	$22,677	$13,782
09/22	$11,622	$10,303	$13,213	$20,574	$12,980
10/22	$11,839	$10,170	$13,470	$22,261	$13,243
11/22	$12,396	$10,544	$14,145	$23,423	$13,842
12/22	$12,110	$10,496	$13,852	$22,052	$13,596
01/23	$12,701	$10,819	$14,506	$23,571	$14,197
02/23	$12,344	$10,539	$14,129	$23,020	$13,875
03/23	$12,676	$10,807	$14,495	$23,635	$14,207
04/23	$12,800	$10,873	$14,618	$23,887	$14,339
05/23	$12,662	$10,754	$14,488	$23,980	$14,210
06/23	$12,915	$10,716	$14,817	$25,618	$14,506
07/23	$13,084	$10,708	$15,031	$26,536	$14,690
08/23	$12,957	$10,640	$14,818	$26,024	$14,519
09/23	$12,548	$10,370	$14,334	$24,784	$14,085
10/23	$12,294	$10,206	$14,027	$24,127	$13,809
11/23	$13,044	$10,668	$14,925	$26,377	$14,638
12/23	$13,563	$11,076	$15,578	$27,776	$15,249
01/24	$13,620	$11,046	$15,588	$28,084	$15,281
02/24	$13,734	$10,890	$15,751	$29,604	$15,406
03/24	$13,970	$10,991	$16,039	$30,559	$15,672
04/24	$13,581	$10,713	$15,557	$29,214	$15,234
05/24	$13,984	$10,895	$15,981	$30,594	$15,628
06/24	$14,184	$10,998	$16,221	$31,542	$15,824
07/24	$14,459	$11,255	$16,573	$32,128	$16,165
08/24	$14,735	$11,416	$16,870	$32,827	$16,448
09/24	$14,956	$11,569	$17,155	$33,506	$16,688
10/24	$14,591	$11,282	$16,774	$33,260	$16,344
11/24	$14,927	$11,402	$17,190	$35,473	$16,726
12/24	$14,627	$11,215	$16,836	$34,389	$16,407
01/25	$14,863	$11,274	$17,118	$35,474	$16,681
02/25	$14,981	$11,522	$17,271	$34,794	$16,839
03/25	$14,712	$11,527	$16,972	$32,765	$16,576
04/25	$14,786	$11,572	$17,038	$32,545	$16,654
05/25	$15,038	$11,489	$17,365	$34,608	$16,947
06/25	$15,487	$11,666	$17,849	$36,366	$17,366
07/25	$15,577	$11,635	$17,932	$37,167	$17,425
08/25	$15,893	$11,774	$18,244	$38,027	$17,725
09/25	$16,209	$11,903	$18,618	$39,339	$18,032
10/25	$16,405	$11,977	$18,848	$40,183	$18,219
11/25	$16,481	$12,052	$18,926	$40,293	$18,312
12/25	$16,500	$12,034	$18,965	$40,285	$18,353
01/26	$16,699	$12,047	$19,188	$40,910	$18,532

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	12.35	4.59	5.89
Class A (including sales charges)Footnote Reference(a)	5.94	3.35	5.26
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 334,050,047
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 157,049
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]
C000029871
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class C
Trading Symbol	NIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Class C (including sales charges) ($16,448)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,000	$10,071	$10,027	$9,997	$10,025
03/16	$10,368	$10,163	$10,374	$10,701	$10,338
04/16	$10,448	$10,202	$10,442	$10,767	$10,422
05/16	$10,488	$10,205	$10,483	$10,960	$10,467
06/16	$10,528	$10,388	$10,585	$10,982	$10,549
07/16	$10,723	$10,454	$10,805	$11,418	$10,756
08/16	$10,733	$10,442	$10,813	$11,447	$10,768
09/16	$10,742	$10,436	$10,827	$11,465	$10,784
10/16	$10,609	$10,356	$10,692	$11,217	$10,659
11/16	$10,579	$10,111	$10,655	$11,719	$10,622
12/16	$10,664	$10,125	$10,754	$11,948	$10,726
01/17	$10,767	$10,145	$10,866	$12,173	$10,826
02/17	$10,932	$10,213	$11,051	$12,625	$10,992
03/17	$10,971	$10,208	$11,079	$12,634	$11,017
04/17	$11,085	$10,287	$11,193	$12,768	$11,126
05/17	$11,209	$10,366	$11,318	$12,898	$11,244
06/17	$11,220	$10,356	$11,343	$13,015	$11,264
07/17	$11,366	$10,400	$11,478	$13,260	$11,381
08/17	$11,428	$10,493	$11,553	$13,286	$11,443
09/17	$11,496	$10,444	$11,624	$13,610	$11,516
10/17	$11,569	$10,450	$11,728	$13,907	$11,604
11/17	$11,673	$10,436	$11,836	$14,329	$11,697
12/17	$11,751	$10,484	$11,929	$14,472	$11,777
01/18	$11,943	$10,363	$12,105	$15,235	$11,920
02/18	$11,666	$10,265	$11,848	$14,674	$11,691
03/18	$11,614	$10,331	$11,800	$14,379	$11,650
04/18	$11,582	$10,254	$11,779	$14,434	$11,641
05/18	$11,667	$10,327	$11,899	$14,841	$11,750
06/18	$11,630	$10,315	$11,890	$14,938	$11,752
07/18	$11,773	$10,317	$12,038	$15,434	$11,888
08/18	$11,861	$10,383	$12,186	$15,976	$12,023
09/18	$11,843	$10,317	$12,151	$16,002	$11,999
10/18	$11,414	$10,235	$11,725	$14,824	$11,623
11/18	$11,469	$10,296	$11,850	$15,121	$11,717
12/18	$11,127	$10,485	$11,599	$13,714	$11,492
01/19	$11,557	$10,597	$12,055	$14,891	$11,908
02/19	$11,682	$10,590	$12,201	$15,414	$12,051
03/19	$11,830	$10,794	$12,403	$15,640	$12,238
04/19	$11,989	$10,797	$12,586	$16,264	$12,407
05/19	$11,762	$10,988	$12,407	$15,212	$12,262
06/19	$12,142	$11,126	$12,836	$16,280	$12,650
07/19	$12,154	$11,151	$12,895	$16,522	$12,705
08/19	$12,165	$11,440	$12,975	$16,185	$12,794
09/19	$12,211	$11,379	$13,035	$16,469	$12,851
10/19	$12,326	$11,413	$13,192	$16,824	$12,988
11/19	$12,453	$11,407	$13,348	$17,463	$13,129
12/19	$12,591	$11,399	$13,518	$17,968	$13,274
01/20	$12,673	$11,619	$13,631	$17,948	$13,388
02/20	$12,356	$11,828	$13,335	$16,478	$13,120
03/20	$11,423	$11,758	$12,552	$14,212	$12,383
04/20	$12,045	$11,967	$13,275	$16,095	$13,030
05/20	$12,363	$12,023	$13,569	$16,955	$13,322
06/20	$12,563	$12,099	$13,776	$17,343	$13,494
07/20	$12,876	$12,279	$14,194	$18,328	$13,862
08/20	$13,118	$12,180	$14,493	$19,656	$14,131
09/20	$12,915	$12,173	$14,297	$18,940	$13,954
10/20	$12,746	$12,119	$14,136	$18,531	$13,794
11/20	$13,434	$12,238	$14,925	$20,785	$14,522
12/20	$13,711	$12,255	$15,222	$21,721	$14,777
01/21	$13,649	$12,167	$15,141	$21,624	$14,689
02/21	$13,735	$11,991	$15,178	$22,300	$14,722
03/21	$13,898	$11,842	$15,243	$23,099	$14,789
04/21	$14,169	$11,935	$15,594	$24,290	$15,100
05/21	$14,255	$11,974	$15,692	$24,401	$15,191
06/21	$14,343	$12,058	$15,863	$25,002	$15,342
07/21	$14,484	$12,193	$16,022	$25,425	$15,517
08/21	$14,625	$12,170	$16,173	$26,150	$15,644
09/21	$14,287	$12,065	$15,819	$24,977	$15,346
10/21	$14,492	$12,061	$16,169	$26,666	$15,646
11/21	$14,338	$12,097	$16,052	$26,260	$15,537
12/21	$14,590	$12,066	$16,282	$27,294	$15,759
01/22	$14,149	$11,806	$15,721	$25,688	$15,242
02/22	$13,895	$11,674	$15,463	$25,041	$15,016
03/22	$13,712	$11,350	$15,351	$25,854	$14,912
04/22	$12,976	$10,919	$14,493	$23,533	$14,140
05/22	$13,043	$10,990	$14,553	$23,502	$14,197
06/22	$12,398	$10,817	$13,928	$21,536	$13,603
07/22	$12,942	$11,082	$14,570	$23,556	$14,218
08/22	$12,552	$10,768	$14,114	$22,677	$13,782
09/22	$11,736	$10,303	$13,213	$20,574	$12,980
10/22	$11,945	$10,170	$13,470	$22,261	$13,243
11/22	$12,504	$10,544	$14,145	$23,423	$13,842
12/22	$12,200	$10,496	$13,852	$22,052	$13,596
01/23	$12,794	$10,819	$14,506	$23,571	$14,197
02/23	$12,426	$10,539	$14,129	$23,020	$13,875
03/23	$12,758	$10,807	$14,495	$23,635	$14,207
04/23	$12,871	$10,873	$14,618	$23,887	$14,339
05/23	$12,730	$10,754	$14,488	$23,980	$14,210
06/23	$12,978	$10,716	$14,817	$25,618	$14,506
07/23	$13,137	$10,708	$15,031	$26,536	$14,690
08/23	$12,993	$10,640	$14,818	$26,024	$14,519
09/23	$12,579	$10,370	$14,334	$24,784	$14,085
10/23	$12,319	$10,206	$14,027	$24,127	$13,809
11/23	$13,055	$10,668	$14,925	$26,377	$14,638
12/23	$13,575	$11,076	$15,578	$27,776	$15,249
01/24	$13,619	$11,046	$15,588	$28,084	$15,281
02/24	$13,721	$10,890	$15,751	$29,604	$15,406
03/24	$13,949	$10,991	$16,039	$30,559	$15,672
04/24	$13,554	$10,713	$15,557	$29,214	$15,234
05/24	$13,949	$10,895	$15,981	$30,594	$15,628
06/24	$14,141	$10,998	$16,221	$31,542	$15,824
07/24	$14,406	$11,255	$16,573	$32,128	$16,165
08/24	$14,671	$11,416	$16,870	$32,827	$16,448
09/24	$14,882	$11,569	$17,155	$33,506	$16,688
10/24	$14,513	$11,282	$16,774	$33,260	$16,344
11/24	$14,838	$11,402	$17,190	$35,473	$16,726
12/24	$14,521	$11,215	$16,836	$34,389	$16,407
01/25	$14,744	$11,274	$17,118	$35,474	$16,681
02/25	$14,864	$11,522	$17,271	$34,794	$16,839
03/25	$14,579	$11,527	$16,972	$32,765	$16,576
04/25	$14,654	$11,572	$17,038	$32,545	$16,654
05/25	$14,879	$11,489	$17,365	$34,608	$16,947
06/25	$15,319	$11,666	$17,849	$36,366	$17,366
07/25	$15,395	$11,635	$17,932	$37,167	$17,425
08/25	$15,698	$11,774	$18,244	$38,027	$17,725
09/25	$16,001	$11,903	$18,618	$39,339	$18,032
10/25	$16,184	$11,977	$18,848	$40,183	$18,219
11/25	$16,245	$12,052	$18,926	$40,293	$18,312
12/25	$16,263	$12,034	$18,965	$40,285	$18,353
01/26	$16,448	$12,047	$19,188	$40,910	$18,532

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	11.55	3.80	5.10
Class C (including sales charges)Footnote Reference(a)	10.55	3.80	5.10
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 334,050,047
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 157,049
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]
C000029872
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Class R
Trading Symbol	CLIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Class R ($17,263)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,000	$10,071	$10,027	$9,997	$10,025
03/16	$10,365	$10,163	$10,374	$10,701	$10,338
04/16	$10,454	$10,202	$10,442	$10,767	$10,422
05/16	$10,493	$10,205	$10,483	$10,960	$10,467
06/16	$10,536	$10,388	$10,585	$10,982	$10,549
07/16	$10,738	$10,454	$10,805	$11,418	$10,756
08/16	$10,748	$10,442	$10,813	$11,447	$10,768
09/16	$10,771	$10,436	$10,827	$11,465	$10,784
10/16	$10,639	$10,356	$10,692	$11,217	$10,659
11/16	$10,609	$10,111	$10,655	$11,719	$10,622
12/16	$10,697	$10,125	$10,754	$11,948	$10,726
01/17	$10,809	$10,145	$10,866	$12,173	$10,826
02/17	$10,981	$10,213	$11,051	$12,625	$10,992
03/17	$11,024	$10,208	$11,079	$12,634	$11,017
04/17	$11,146	$10,287	$11,193	$12,768	$11,126
05/17	$11,269	$10,366	$11,318	$12,898	$11,244
06/17	$11,295	$10,356	$11,343	$13,015	$11,264
07/17	$11,439	$10,400	$11,478	$13,260	$11,381
08/17	$11,511	$10,493	$11,553	$13,286	$11,443
09/17	$11,583	$10,444	$11,624	$13,610	$11,516
10/17	$11,655	$10,450	$11,728	$13,907	$11,604
11/17	$11,769	$10,436	$11,836	$14,329	$11,697
12/17	$11,850	$10,484	$11,929	$14,472	$11,777
01/18	$12,051	$10,363	$12,105	$15,235	$11,920
02/18	$11,776	$10,265	$11,848	$14,674	$11,691
03/18	$11,718	$10,331	$11,800	$14,379	$11,650
04/18	$11,697	$10,254	$11,779	$14,434	$11,641
05/18	$11,792	$10,327	$11,899	$14,841	$11,750
06/18	$11,759	$10,315	$11,890	$14,938	$11,752
07/18	$11,912	$10,317	$12,038	$15,434	$11,888
08/18	$11,999	$10,383	$12,186	$15,976	$12,023
09/18	$11,997	$10,317	$12,151	$16,002	$11,999
10/18	$11,569	$10,235	$11,725	$14,824	$11,623
11/18	$11,624	$10,296	$11,850	$15,121	$11,717
12/18	$11,276	$10,485	$11,599	$13,714	$11,492
01/19	$11,717	$10,597	$12,055	$14,891	$11,908
02/19	$11,852	$10,590	$12,201	$15,414	$12,051
03/19	$12,003	$10,794	$12,403	$15,640	$12,238
04/19	$12,173	$10,797	$12,586	$16,264	$12,407
05/19	$11,947	$10,988	$12,407	$15,212	$12,262
06/19	$12,330	$11,126	$12,836	$16,280	$12,650
07/19	$12,365	$11,151	$12,895	$16,522	$12,705
08/19	$12,376	$11,440	$12,975	$16,185	$12,794
09/19	$12,426	$11,379	$13,035	$16,469	$12,851
10/19	$12,553	$11,413	$13,192	$16,824	$12,988
11/19	$12,680	$11,407	$13,348	$17,463	$13,129
12/19	$12,822	$11,399	$13,518	$17,968	$13,274
01/20	$12,916	$11,619	$13,631	$17,948	$13,388
02/20	$12,598	$11,828	$13,335	$16,478	$13,120
03/20	$11,644	$11,758	$12,552	$14,212	$12,383
04/20	$12,292	$11,967	$13,275	$16,095	$13,030
05/20	$12,622	$12,023	$13,569	$16,955	$13,322
06/20	$12,826	$12,099	$13,776	$17,343	$13,494
07/20	$13,165	$12,279	$14,194	$18,328	$13,862
08/20	$13,408	$12,180	$14,493	$19,656	$14,131
09/20	$13,208	$12,173	$14,297	$18,940	$13,954
10/20	$13,038	$12,119	$14,136	$18,531	$13,794
11/20	$13,743	$12,238	$14,925	$20,785	$14,522
12/20	$14,037	$12,255	$15,222	$21,721	$14,777
01/21	$13,976	$12,167	$15,141	$21,624	$14,689
02/21	$14,087	$11,991	$15,178	$22,300	$14,722
03/21	$14,244	$11,842	$15,243	$23,099	$14,789
04/21	$14,529	$11,935	$15,594	$24,290	$15,100
05/21	$14,628	$11,974	$15,692	$24,401	$15,191
06/21	$14,722	$12,058	$15,863	$25,002	$15,342
07/21	$14,864	$12,193	$16,022	$25,425	$15,517
08/21	$15,032	$12,170	$16,173	$26,150	$15,644
09/21	$14,684	$12,065	$15,819	$24,977	$15,346
10/21	$14,904	$12,061	$16,169	$26,666	$15,646
11/21	$14,749	$12,097	$16,052	$26,260	$15,537
12/21	$15,009	$12,066	$16,282	$27,294	$15,759
01/22	$14,563	$11,806	$15,721	$25,688	$15,242
02/22	$14,307	$11,674	$15,463	$25,041	$15,016
03/22	$14,127	$11,350	$15,351	$25,854	$14,912
04/22	$13,383	$10,919	$14,493	$23,533	$14,140
05/22	$13,451	$10,990	$14,553	$23,502	$14,197
06/22	$12,788	$10,817	$13,928	$21,536	$13,603
07/22	$13,352	$11,082	$14,570	$23,556	$14,218
08/22	$12,958	$10,768	$14,114	$22,677	$13,782
09/22	$12,121	$10,303	$13,213	$20,574	$12,980
10/22	$12,347	$10,170	$13,470	$22,261	$13,243
11/22	$12,927	$10,544	$14,145	$23,423	$13,842
12/22	$12,621	$10,496	$13,852	$22,052	$13,596
01/23	$13,236	$10,819	$14,506	$23,571	$14,197
02/23	$12,864	$10,539	$14,129	$23,020	$13,875
03/23	$13,216	$10,807	$14,495	$23,635	$14,207
04/23	$13,331	$10,873	$14,618	$23,887	$14,339
05/23	$13,187	$10,754	$14,488	$23,980	$14,210
06/23	$13,456	$10,716	$14,817	$25,618	$14,506
07/23	$13,617	$10,708	$15,031	$26,536	$14,690
08/23	$13,486	$10,640	$14,818	$26,024	$14,519
09/23	$13,053	$10,370	$14,334	$24,784	$14,085
10/23	$12,788	$10,206	$14,027	$24,127	$13,809
11/23	$13,567	$10,668	$14,925	$26,377	$14,638
12/23	$14,112	$11,076	$15,578	$27,776	$15,249
01/24	$14,156	$11,046	$15,588	$28,084	$15,281
02/24	$14,275	$10,890	$15,751	$29,604	$15,406
03/24	$14,510	$10,991	$16,039	$30,559	$15,672
04/24	$14,107	$10,713	$15,557	$29,214	$15,234
05/24	$14,525	$10,895	$15,981	$30,594	$15,628
06/24	$14,738	$10,998	$16,221	$31,542	$15,824
07/24	$15,009	$11,255	$16,573	$32,128	$16,165
08/24	$15,294	$11,416	$16,870	$32,827	$16,448
09/24	$15,514	$11,569	$17,155	$33,506	$16,688
10/24	$15,136	$11,282	$16,774	$33,260	$16,344
11/24	$15,498	$11,402	$17,190	$35,473	$16,726
12/24	$15,178	$11,215	$16,836	$34,389	$16,407
01/25	$15,407	$11,274	$17,118	$35,474	$16,681
02/25	$15,529	$11,522	$17,271	$34,794	$16,839
03/25	$15,257	$11,527	$16,972	$32,765	$16,576
04/25	$15,334	$11,572	$17,038	$32,545	$16,654
05/25	$15,579	$11,489	$17,365	$34,608	$16,947
06/25	$16,049	$11,666	$17,849	$36,366	$17,366
07/25	$16,126	$11,635	$17,932	$37,167	$17,425
08/25	$16,453	$11,774	$18,244	$38,027	$17,725
09/25	$16,784	$11,903	$18,618	$39,339	$18,032
10/25	$16,987	$11,977	$18,848	$40,183	$18,219
11/25	$17,050	$12,052	$18,926	$40,293	$18,312
12/25	$17,074	$12,034	$18,965	$40,285	$18,353
01/26	$17,263	$12,047	$19,188	$40,910	$18,532

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	12.05	4.32	5.61
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 334,050,047
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 157,049
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]
C000029873
Shareholder Report [Line Items]
Fund Name	Columbia Capital Allocation Moderate Conservative Portfolio
Class Name	Institutional Class
Trading Symbol	NIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset allocation | An overweight to equities versus the Fund's blended benchmark supported results, driven primarily through an overweight to international equity. Within fixed income, an underweight to core fixed income contributed positively. Cash was used to fund the overweight to equities, which also contributed positively to relative results.

Style decisions | Within equities, exposure to developed international markets supported results. Within fixed income, the Fund's underlying high-yield holdings outperformed the benchmark's credit selection, which contributed positively to relative performance.

Selection | Within equities, strong results from Columbia Small Cap Growth Fund and Columbia Overseas Core Fund contributed to the Fund’s relative performance. Within fixed income, performance from Columbia Quality Income Fund and Columbia Bond Fund added to relative performance.

Top Performance Detractors

Asset allocation | The Fund’s overweight to high yield detracted from relative performance during the period, despite the positive impact of the Fund's style decisions within high yield.

Selection | Within equities, weaker performance from Columbia Cornerstone Equity Fund and Columbia Select Small Cap Value Fund detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Capital Allocation Moderate Conservative Portfolio Institutional Class ($18,160)	Bloomberg U.S. Aggregate Bond Index ($12,047)	60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)	Russell 3000® Index ($40,910)	55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
01/16	$10,000	$10,000	$10,000	$10,000	$10,000
02/16	$10,010	$10,071	$10,027	$9,997	$10,025
03/16	$10,383	$10,163	$10,374	$10,701	$10,338
04/16	$10,474	$10,202	$10,442	$10,767	$10,422
05/16	$10,524	$10,205	$10,483	$10,960	$10,467
06/16	$10,571	$10,388	$10,585	$10,982	$10,549
07/16	$10,776	$10,454	$10,805	$11,418	$10,756
08/16	$10,786	$10,442	$10,813	$11,447	$10,768
09/16	$10,813	$10,436	$10,827	$11,465	$10,784
10/16	$10,689	$10,356	$10,692	$11,217	$10,659
11/16	$10,668	$10,111	$10,655	$11,719	$10,622
12/16	$10,761	$10,125	$10,754	$11,948	$10,726
01/17	$10,875	$10,145	$10,866	$12,173	$10,826
02/17	$11,041	$10,213	$11,051	$12,625	$10,992
03/17	$11,088	$10,208	$11,079	$12,634	$11,017
04/17	$11,224	$10,287	$11,193	$12,768	$11,126
05/17	$11,349	$10,366	$11,318	$12,898	$11,244
06/17	$11,379	$10,356	$11,343	$13,015	$11,264
07/17	$11,527	$10,400	$11,478	$13,260	$11,381
08/17	$11,611	$10,493	$11,553	$13,286	$11,443
09/17	$11,688	$10,444	$11,624	$13,610	$11,516
10/17	$11,773	$10,450	$11,728	$13,907	$11,604
11/17	$11,879	$10,436	$11,836	$14,329	$11,697
12/17	$11,967	$10,484	$11,929	$14,472	$11,777
01/18	$12,184	$10,363	$12,105	$15,235	$11,920
02/18	$11,902	$10,265	$11,848	$14,674	$11,691
03/18	$11,857	$10,331	$11,800	$14,379	$11,650
04/18	$11,846	$10,254	$11,779	$14,434	$11,641
05/18	$11,944	$10,327	$11,899	$14,841	$11,750
06/18	$11,914	$10,315	$11,890	$14,938	$11,752
07/18	$12,072	$10,317	$12,038	$15,434	$11,888
08/18	$12,173	$10,383	$12,186	$15,976	$12,023
09/18	$12,163	$10,317	$12,151	$16,002	$11,999
10/18	$11,734	$10,235	$11,725	$14,824	$11,623
11/18	$11,790	$10,296	$11,850	$15,121	$11,717
12/18	$11,447	$10,485	$11,599	$13,714	$11,492
01/19	$11,902	$10,597	$12,055	$14,891	$11,908
02/19	$12,053	$10,590	$12,201	$15,414	$12,051
03/19	$12,201	$10,794	$12,403	$15,640	$12,238
04/19	$12,388	$10,797	$12,586	$16,264	$12,407
05/19	$12,154	$10,988	$12,407	$15,212	$12,262
06/19	$12,554	$11,126	$12,836	$16,280	$12,650
07/19	$12,590	$11,151	$12,895	$16,522	$12,705
08/19	$12,614	$11,440	$12,975	$16,185	$12,794
09/19	$12,670	$11,379	$13,035	$16,469	$12,851
10/19	$12,801	$11,413	$13,192	$16,824	$12,988
11/19	$12,932	$11,407	$13,348	$17,463	$13,129
12/19	$13,084	$11,399	$13,518	$17,968	$13,274
01/20	$13,182	$11,619	$13,631	$17,948	$13,388
02/20	$12,864	$11,828	$13,335	$16,478	$13,120
03/20	$11,902	$11,758	$12,552	$14,212	$12,383
04/20	$12,564	$11,967	$13,275	$16,095	$13,030
05/20	$12,907	$12,023	$13,569	$16,955	$13,322
06/20	$13,123	$12,099	$13,776	$17,343	$13,494
07/20	$13,477	$12,279	$14,194	$18,328	$13,862
08/20	$13,742	$12,180	$14,493	$19,656	$14,131
09/20	$13,526	$12,173	$14,297	$18,940	$13,954
10/20	$13,361	$12,119	$14,136	$18,531	$13,794
11/20	$14,083	$12,238	$14,925	$20,785	$14,522
12/20	$14,396	$12,255	$15,222	$21,721	$14,777
01/21	$14,344	$12,167	$15,141	$21,624	$14,689
02/21	$14,448	$11,991	$15,178	$22,300	$14,722
03/21	$14,617	$11,842	$15,243	$23,099	$14,789
04/21	$14,928	$11,935	$15,594	$24,290	$15,100
05/21	$15,032	$11,974	$15,692	$24,401	$15,191
06/21	$15,136	$12,058	$15,863	$25,002	$15,342
07/21	$15,286	$12,193	$16,022	$25,425	$15,517
08/21	$15,462	$12,170	$16,173	$26,150	$15,644
09/21	$15,117	$12,065	$15,819	$24,977	$15,346
10/21	$15,334	$12,061	$16,169	$26,666	$15,646
11/21	$15,198	$12,097	$16,052	$26,260	$15,537
12/21	$15,464	$12,066	$16,282	$27,294	$15,759
01/22	$15,023	$11,806	$15,721	$25,688	$15,242
02/22	$14,754	$11,674	$15,463	$25,041	$15,016
03/22	$14,582	$11,350	$15,351	$25,854	$14,912
04/22	$13,813	$10,919	$14,493	$23,533	$14,140
05/22	$13,885	$10,990	$14,553	$23,502	$14,197
06/22	$13,219	$10,817	$13,928	$21,536	$13,603
07/22	$13,800	$11,082	$14,570	$23,556	$14,218
08/22	$13,398	$10,768	$14,114	$22,677	$13,782
09/22	$12,531	$10,303	$13,213	$20,574	$12,980
10/22	$12,786	$10,170	$13,470	$22,261	$13,243
11/22	$13,369	$10,544	$14,145	$23,423	$13,842
12/22	$13,077	$10,496	$13,852	$22,052	$13,596
01/23	$13,713	$10,819	$14,506	$23,571	$14,197
02/23	$13,334	$10,539	$14,129	$23,020	$13,875
03/23	$13,694	$10,807	$14,495	$23,635	$14,207
04/23	$13,831	$10,873	$14,618	$23,887	$14,339
05/23	$13,694	$10,754	$14,488	$23,980	$14,210
06/23	$13,966	$10,716	$14,817	$25,618	$14,506
07/23	$14,152	$10,708	$15,031	$26,536	$14,690
08/23	$14,013	$10,640	$14,818	$26,024	$14,519
09/23	$13,571	$10,370	$14,334	$24,784	$14,085
10/23	$13,305	$10,206	$14,027	$24,127	$13,809
11/23	$14,117	$10,668	$14,925	$26,377	$14,638
12/23	$14,684	$11,076	$15,578	$27,776	$15,249
01/24	$14,747	$11,046	$15,588	$28,084	$15,281
02/24	$14,858	$10,890	$15,751	$29,604	$15,406
03/24	$15,127	$10,991	$16,039	$30,559	$15,672
04/24	$14,697	$10,713	$15,557	$29,214	$15,234
05/24	$15,143	$10,895	$15,981	$30,594	$15,628
06/24	$15,373	$10,998	$16,221	$31,542	$15,824
07/24	$15,678	$11,255	$16,573	$32,128	$16,165
08/24	$15,967	$11,416	$16,870	$32,827	$16,448
09/24	$16,206	$11,569	$17,155	$33,506	$16,688
10/24	$15,818	$11,282	$16,774	$33,260	$16,344
11/24	$16,206	$11,402	$17,190	$35,473	$16,726
12/24	$15,868	$11,215	$16,836	$34,389	$16,407
01/25	$16,129	$11,274	$17,118	$35,474	$16,681
02/25	$16,260	$11,522	$17,271	$34,794	$16,839
03/25	$15,972	$11,527	$16,972	$32,765	$16,576
04/25	$16,054	$11,572	$17,038	$32,545	$16,654
05/25	$16,334	$11,489	$17,365	$34,608	$16,947
06/25	$16,826	$11,666	$17,849	$36,366	$17,366
07/25	$16,926	$11,635	$17,932	$37,167	$17,425
08/25	$17,260	$11,774	$18,244	$38,027	$17,725
09/25	$17,621	$11,903	$18,618	$39,339	$18,032
10/25	$17,840	$11,977	$18,848	$40,183	$18,219
11/25	$17,907	$12,052	$18,926	$40,293	$18,312
12/25	$17,956	$12,034	$18,965	$40,285	$18,353
01/26	$18,160	$12,047	$19,188	$40,910	$18,532

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	12.59	4.83	6.15
Bloomberg U.S. Aggregate Bond Index	6.85	(0.20)	1.88
60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Emerging Markets Index (Net)	12.09	4.85	6.73
Russell 3000® Index	15.32	13.60	15.13
55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index	11.09	4.76	6.36

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 334,050,047
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 157,049
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$334,050,047
Total number of portfolio holdings	40
Management services fees (represents 0.05% of Fund average net assets)	$157,049
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	55.9%
Equity Funds	37.9%
Money Market Funds	3.8%
Exchange-Traded Equity Funds	1.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Bond Fund, Institutional 3 Class	23.5%
Columbia Select Corporate Income Fund, Institutional 3 Class	10.4%
Columbia Cornerstone Equity Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Disciplined Core Fund, Institutional 3 Class	7.3%
Columbia Quality Income Fund, Institutional 3 Class	7.0%
Columbia Overseas Core Fund, Institutional 3 Class	6.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	6.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Cornerstone Growth Fund, Institutional 3 Class	3.2%

Material Fund Change [Text Block]